SEGMENT INFORMATION - Property, Plant and Equipment, Net (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Net sales to unaffiliated customers
Net sales to unaffiliated customers	$ 1,550.8	$ 1,508.7	$ 1,541.5	$ 1,485.5	$ 1,454.8	$ 1,468.1	$ 1,516.0	$ 1,528.0	$ 6,086.5	$ 5,966.9	$ 6,330.3
Property, plant and equipment, net
Property, plant and equipment, net	915.2				847.9				915.2	847.9	875.3
U.S.
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,525.6	1,546.8	1,529.4
Property, plant and equipment, net
Property, plant and equipment, net	278.5				263.4				278.5	263.4	261.5
Europe
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,838.8	1,753.0	2,074.4
Asia
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,996.1	1,924.0	1,914.2
China (Including Hong Kong)
Net sales to unaffiliated customers
Net sales to unaffiliated customers									1,140.0	1,140.0	1,110.0
Latin America
Net sales to unaffiliated customers
Net sales to unaffiliated customers									450.5	466.3	522.9
Other international
Net sales to unaffiliated customers
Net sales to unaffiliated customers									275.5	276.8	289.4
International
Property, plant and equipment, net
Property, plant and equipment, net	$ 636.7				$ 584.5				$ 636.7	$ 584.5	$ 613.8